Operating Segments	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Operating Segments
Note 22 - Operating Segments

The Company’s reportable segments, which form the Company’s strategic business units, are described below:

●
Photovoltaic power plants (“PV Plants”) – Operation of installations that convert the energy in sunlight into electrical energy as follows: (i) approximately 7.9MWp aggregate installed capacity of photovoltaic power plants in Spain, (ii) Ellomay Solar S.L.U, a photovoltaic plant with a peak capacity of 28 MW in the municipality of Talaván, Cáceres, Spain, that was connected to the electricity grid at June 24, 2022 (iii) 51% of Talasol, with a peak capacity of 300 MW in the municipality of Talaván, Cáceres, Spain, (iv) a photovoltaic power plant of approximately 9 MWp installed capacity in Israel (v) Ellomay Solar Italy One SRL and Ellomay Solar Italy Two SRL that are constructing photovoltaic plants with installed capacity of 14.8 MW and 4.95 MW respectively, in the Lazio Region, Italy and (vi) Ellomay Solar Italy four SRL, Ellomay Solar Italy five SRL and Ellomay Solar Italy Ten SRL that are developing photovoltaic projects with installed capacity of 15.06 MW, 87.2 MW and 18 respectively, in the Lazio Region, Italy that have reached “ready to build” status.

●
Groen Gas Goor B.V., Groen Gas Oude-Tonge B.V. and Groen Gas Gelderland B.V. (BioGas), project companies operating anaerobic digestion plants in the Netherlands, with a green gas production capacity of approximately 3 million, 3.8 million and 9.5 million Nm3 per year, respectively.

●
Dorad Energy Ltd. (Dorad) – 9.375% indirect interest in Dorad, which owns and operates a combined cycle power plant based on natural gas, with production capacity of approximately 860 MW, located south of Ashkelon, Israel.

●	Pumped storage hydro power plant (Manara) – 83.333% indirect interest in a company constructing a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel.

Factors that management used to identify the Company’s reportable segments

The Company’s strategic business units offer different products, and the allocation of resources and evaluation of performance is managed separately because they require different technology.

For each of the strategic business units, the Company’s chief operating decision maker (“CODM”) reviews internal management reports on at least a quarterly basis. The following summary describes the operations in each of the Company’s operating segments.

The Company presented the photovoltaic power plants per geographical areas, as the information collected and analyzed by the CODM in connection with the PV Plants is presented based on the physical location of the PV Plant. The CODM reviews the NIS denominated information on Dorad and the PV Plant located in Israel and the information presented in the tables below is translated into euro. The CODM reviews the results of Dorad according to the Company’s share in Dorad. In the reports analyzed by the CODM, the PV Plant located in Israel is presented under the fixed asset model and not under the financial asset model as per IFRIC 12, please see the adjusted gross profit calculation.

Performance is measured based on segment adjusted gross profit as included in reports that are regularly reviewed by the chief operating decision maker. Segment adjusted gross profit is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.

	PV								Total
			Ellomay			Bio			reportable		Total
	Italy	Spain	Solar	Talasol	Israel	Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2022
	€ in thousands

Revenues	-	3,264	3,597	32,740	1,119	12,640	62,813	-	116,173	(62,813)	53,360
Operating expenses	-	(322)	(1,399)	(8,764)	(418)	(13,186)	(47,442)	-	(71,531)	47,442	(24,089)
Depreciation expenses	-	(908)	(427)	(11,400)	(512)	(2,824)	(6,339)	-	(22,410)	6,318	(16,092)
Gross profit (loss)	-	2,034	1,771	12,576	189	(3,370)	9,032	-	22,232	(9,053)	13,179

Adjusted gross profit (loss)	-	2,034	1,771	12,576	1,565 [1]	(3,370)	9,032	-	23,608	(10,429)	13,179
Project development costs											(3,784)
General and administrative expenses											(5,892)
Share of loss of equity accounted investee											1,206
Operating profit											4,709
Financing income											9,565
Financing expenses in connection
with derivatives and warrants, net											605
Financing expenses, net											(12,636)
Loss before taxes on income											2,243

Segment assets as at December 31, 2022	22,608	14,577	20,090	244,584	34,750	32,002	107,079	137,432	613,122	(36,965)	576,157

[1] The gross profit of the Talmei Yosef PV Plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,427 thousand) and depreciation expenses (approximately €2,051 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.

	PV								Total
			Ellomay			Bio			reportable		Total
	Italy	Spain	Solar	Talasol	Israel	Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2021
	€ in thousands

Revenues	-	2,587	-	29,432	*1,016	12,686	51,630	-	97,351	(51,630)	45,721
Operating expenses	-	(472)	-	(6,305)	(367)	(10,446)	(39,175)	-	(56,765)	39,175	(17,590)
Depreciation expenses	-	(904)	-	(10,586)	(475)	(3,135)	(5,539)	-	(20,639)	5,523	(15,116)
Gross profit (loss)	-	1,211	-	12,541	*174	(895)	6,916	-	19,947	(6,932)	13,015

Adjusted gross profit (loss)	-	1,211	-	12,541	1,514 [2]	(895)	6,916	-	21,287	(8,272)	13,015
Project development costs											(2,508)
General and administrative expenses											(5,661)
Share of loss of equity accounted investee											117
Operating profit											4,963
Financing income											2,931
Financing expenses in connection
with derivatives and warrants, net											(841)
Financing expenses, net											(28,974)
Loss before taxes on income											(21,921)

Segment assets as at December 31, 2021	1,715	13,841	14,456	247,004	38,809	34,570	118,435	107,678	576,508	(24,529)	551,979

* Segment presentation for prior periods was adjusted to reflect revenues and operating expenses for the Talmei Yosef PV Plant under IFRIC 12 and not under the fixed asset model and to include the adjusted gross profit of such segment, to align the presentation with the presentation of the segments for the year ended December 31, 2022.

[2] The gross profit of the Talmei Yosef PV Plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,239 thousand) and depreciation expenses (approximately €1,899 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.

	PV								Total
			Ellomay			Bio			reportable		Total
	Italy	Spain	Solar	Talasol	Israel	Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2020
	€ in thousands

Revenues	-	2,577	-	-	*1,066	6,002	57,495	-	67,140	(57,495)	9,645
Operating expenses	-	(463)	-	-	(379)	(4,109)	(44,489)	-	(49,440)	44,489	(4,951)
Depreciation expenses	-	(905)	-	-	(462)	(1,457)	(5,674)	-	(8,498)	5,523	(2,975)
Gross profit (loss)	-	1,209	-	-	225	436	7,332	-	9,202	(7,483)	1,719

Adjusted gross profit (loss)	-	1,209	-	-	1,400 [3]	436	7,332	-	10,377	(8,658)	1,719
Project development costs											(3,491)
General and administrative expenses											(4,512)
Share of loss of equity accounted investee											1,525
Other income, net											2,100
Operating profit											(2,659)
Financing income											2,134
Financing expenses in connection
with derivatives and warrants, net											1,094
Financing expenses, net											(6,862)
Loss before taxes on income											(6,293)

Segment assets as at December 31, 2020	503	15,220	2,354	232,955	36,521	36,253	109,983	21,925	455,714	4,458	460,172

* Segment presentation for prior periods was adjusted to reflect revenues and operating expenses for the Talmei Yosef PV Plant under IFRIC 12 and not under the fixed asset model and to include the adjusted gross profit of such segment, to align the presentation with the presentation of the segments for the year ended December 31, 2022.

[3] The gross profit of the Talmei Yosef PV Plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,023 thousand) and depreciation expenses (approximately €1,848 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.

Geographical information
The Company is domiciled in Israel and it operates in Israel, Spain and Italy through its subsidiaries that promote, develop and own PV Plants, in the Netherlands through its subsidiaries that own anaerobic digestion plants and also in Israel through Dori Energy.

The following table lists the revenues from the Company's operations in Israel, the Netherlands, Italy and Spain:

	For the year ended December 31
	2022	2021	2020
	€ in thousands
Israel	1,119	1,016	1,066
Italy	-	-	-
The Netherlands	12,640	12,686	6,002
Spain (including Talasol PV Plant)	39,601	32,019	2,577
Total revenues	53,360	45,721	9,645

The following table lists the fixed assets, net from the Company’s operations in Israel, Spain and the Netherlands:

	As at December 31
	2022	2021
	€ in thousands
Israel	102,518	78,928
Italy	9,043	-
Spain (including Talasol PV Plant)	227,492	233,729
The Netherlands	26,703	28,240
Total fixed assets, net	365,756	340,897